Biological Assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Monetary correction by Hyperinflation	R$ 294,191	R$ 331,117
Current biological assets [member] | Living animals [member]
IfrsStatementLineItems [Line Items]
Beginning balance	2,702,164	3,151,551
Additions/Transfer	25,575,764	27,098,935
Changes in fair value	3,457,499	2,959,703
Harvest
Write-off
Transfer between current and non-current	205,082	284,002
Transfer to inventories	(29,103,917)	(30,727,668)
Exchange variation	11,677	(71,052)
Monetary correction by Hyperinflation	(3,636)	6,693
Ending balance	2,844,633	2,702,164
Non-current biological assets [member]
IfrsStatementLineItems [Line Items]
Beginning balance	1,858,316	1,649,133
Additions/Transfer	788,798	782,697
Changes in fair value	(655,534)	(192,872)
Harvest	(69,060)	(48,410)
Write-off	(11,130)	(15,966)
Transfer between current and non-current	(205,082)	(284,002)
Transfer to inventories
Exchange variation	5,173	(37,316)
Monetary correction by Hyperinflation	75,756	5,052
Ending balance	1,787,237	1,858,316
Non-current biological assets [member] | Living animals [member]
IfrsStatementLineItems [Line Items]
Beginning balance	1,315,218	1,301,971
Additions/Transfer	702,790	710,121
Changes in fair value	(576,956)	(380,608)
Harvest
Write-off
Transfer between current and non-current	(205,082)	(284,002)
Transfer to inventories
Exchange variation	5,173	(37,316)
Monetary correction by Hyperinflation	75,756	5,052
Ending balance	1,316,899	1,315,218
Non-current biological assets [member] | Forests [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	543,098	347,162
Additions/Transfer	86,008	72,576
Changes in fair value	(78,578)	187,736
Harvest	(69,060)	(48,410)
Write-off	(11,130)	(15,966)
Transfer between current and non-current
Transfer to inventories
Exchange variation
Monetary correction by Hyperinflation
Ending balance	R$ 470,338	R$ 543,098